Contingencies (Details) - Canada Revenue Agency Reassessment Action $ in Millions, $ in Millions		3 Months Ended
	Sep. 11, 2025	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CAD ($)
Contingencies
Recovered tax reassessment cash		$ 44.1	$ 61.4
Tax reassessment interest recovery		5.4	7.5
Tax Year 2013 Through 2019
Contingencies
Percentage of intercompany services fees	30.00%
Amount of estimated financial effect of contingent liabilities cancelled		$ 47.3	$ 66.0
Tax Year 2013 Through 2019 | Bottom
Contingencies
Percentage of intercompany services fees	7.00%
Tax Year 2013 Through 2019 | Top
Contingencies
Percentage of intercompany services fees	20.00%